May 26, 2015

DREYFUS INDEX FUNDS, INC.
Dreyfus International Stock Index Fund

Supplement to Statement of Additional Information dated July 1, 2014, as revised or amended, October 1, 2014, November 26, 2014, January 1, 2015,
February 27, 2015, March 30, 2015 and May 1, 2015

The following supersedes and replaces any contrary information in the section of the SAI entitled "Investments, Investment Techniques and Risks":

Fund	Municipal Securities8	Funding Agreements	REITs	Money Market Instruments9	Foreign Securities	Emerging Markets10	Depositary Receipts	Sovereign Debt Obligations and Brady Bonds
Index Funds			✓	✓12	✓		✓*

* Dreyfus International Stock Index Fund only.

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